STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated other comprehensive loss:
Accumulated unrealized loss on available-for-sale marketable securities	$ (88)	$ (425)	$ (164)
Accumulated unrealized loss on foreign currency cash flows hedge transactions	(61)	(45)	(1,456)
Accumulated other comprehensive loss	(149)	(470)	$ (1,620)
Issuance costs for issuance of shares capital related to secondary offering	$ 5	$ 35